Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share (Resale Offering)
Amount Registered | shares	5,143,697
Proposed Maximum Offering Price per Unit	9.00
Maximum Aggregate Offering Price	$ 46,293,273.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,027.51
Offering Note	Represents 5,143,697 Ordinary Shares, par value $0.0001 per share ("Ordinary Shares"), of EUROEV Holdings Limited (the "Registrant") registered for resale, from time to time, by the selling shareholders named in the Resale Prospectus included in this registration statement, consisting of (i) 3,000,000 Ordinary Shares to be issued to the Selling Company Shareholders in the Share Exchange and (ii) 2,143,697 Ordinary Shares to be issued to Hudson SPAC Holding, LLC in connection with the Merger and released from the lock-up restrictions under the Insider Letter Amendment, in each case upon the closing of the Business Combination. There is no established public trading market for the Ordinary Shares and the Ordinary Shares are not listed on any securities exchange as of the date of this registration statement. Accordingly, the proposed maximum offering price per Ordinary Share and the maximum aggregate offering price have been calculated for purposes of Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the fixed price of $9.00 per Ordinary Share at which the selling shareholders will offer and sell the Ordinary Shares in privately negotiated transactions until the Ordinary Shares are listed on The Nasdaq Capital Market and a trading market develops, rather than on the basis of the average of the high and low prices of the Ordinary Shares within five business days prior to the date of filing. The registration fee has been calculated by multiplying the maximum aggregate offering price by the fee rate of $87.00 per $1,000,000 (0.0000870) in effect for the fiscal year beginning October 1, 2026. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional Ordinary Shares that may become issuable in respect of the Ordinary Shares registered for resale by reason of share splits, share dividends or similar transactions.